Loans Payable - A Third Party	6 Months Ended
Jun. 30, 2024
Loans Payable - A Third Party [Abstract]
LOANS PAYABLE - A THIRD PARTY

9. LOANS PAYABLE - A THIRD PARTY

On December 13, 2023, the Company borrowed a loan from Boknap Logistics(HK) Ltd. of RMB 2,833,080 (USD 400,000) for 18 months with interest rate of 6%. The loan was classified as long term debt as of December 31, 2023 and as short term debt as of June 30, 2024. As of June 30, 2024, principal of RMB 2,829,023 (US$ 396,956) and accumulated interests of RMB 115,633 (US$ 16,225) were outstanding. In October 2024, RMB 2,138,040 (US$ 300,000) was repaid.